Derivative Warrants - Summary of Outstanding Derivative Warrants (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	99,333,334
Weighted average contractual life	2 years 7 months 6 days
2020 Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 0.1766
Warrants outstanding	500,000
Weighted average contractual life	3 years 7 months 6 days
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 0.1766
Warrants outstanding	500,000
Weighted average contractual life	2 years
New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 1.50
Warrants outstanding	98,333,334
Weighted average contractual life	2 years 7 months 6 days